CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details 2)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016
Warrant [Member]
Risk-free interest rate	1.64%	0.76%	0.73%	0.43%
Expected life of options	2 years	2 years	2 years	2 years
Expected annualized volatility	139.95%	179.45%	176.89%	215.30%
Stock Option [Member]
Risk-free interest rate		0.98%	0.82%	0.64%
Expected life of options		5 years	3 years 25 days	5 years
Expected annualized volatility		1147.36%	128.23%	151.50%